Equity - tax effect relating to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Gains/(Losses) on re-measurement of defined benefit plans, pre-tax balance	€ (63)	€ 317	€ (72)
Gains/(Losses) on re-measurement of defined benefit plans, tax income/(expense)	7	(76)	(18)
Gains/(Losses) on re-measurement of defined benefit plans, net balance	(56)	241	(90)
Gains/(losses) on cash flow hedging instruments arising during the period	(269)	99	47
Other comprehensive income, before tax, hedges of net investments in foreign operations	0	0	0
Gains/(Losses) on cash flow hedging instruments, pre-tax balance	(191)	(9)	129
Gains/(Losses) on cash flow hedging instruments, tax income/(expense)	50	(6)	(12)
Gains/(Losses) on cash flow hedging instruments, net balance	(141)	(15)	117
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	6	(4)	14
Gains/(Losses) on available- for-sale financial assets, tax income/(expense)	0	0	0
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	6	(4)	14
Exchange gains/(losses) on translating foreign operations, pre-tax balance	268	126	(1,982)
Exchange gains/(losses) on translating foreign operations, tax income/(expense)	0	0	0
Exchange gains/(losses) on translating foreign operations, net balance	268	126	(1,982)
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	(20)	(103)	(119)
Share of Other comprehensive income/(loss) for equity method investees, tax income/(expense)	0	0	0
Share of Other comprehensive income/(loss) for equity method investees, net balance	(20)	(103)	(119)
Items relating to discontinued operations, pre-tax balance	0	(90)	66
Items relating to discontinued operations, tax income/(expense)	0	1	(1)
Items relating to discontinued operations, net balance	0	(89)	65
Total Other comprehensive income	0	237	(1,964)
Total Other comprehensive income, tax income/(expense)	57	(81)	(31)
Total Other comprehensive income/(loss), net of tax (B1)(B2)(B)	€ 57	€ 156	€ (1,995)